Finance Income—net —net - Summary of Finance (Cost)/Income —net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Finance Income Expense [Abstract]
Interest from bank, term, and other deposits	$ 684	$ 192		$ 97
Interest income from investments at fair value through other comprehensive income	2,030	1,352		0
Finance income	2,714	1,544	[1]	97	[1]
Interest for lease liabilities	(23)	(21)		(7)
Finance cost	(23)	(21)	[1]	(7)	[1]
Finance income—net	$ 2,691	$ 1,523	[1]	$ 90	[1]

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of loss for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.